Business Combinations - Schedule of Allocation of Consideration Transferred (Details) (Parenthetical) - $ / shares	Jun. 06, 2018	Jun. 30, 2017
Business Combinations [Abstract]
Fair value of ordinary share per share	$ 10.19	$ 9.76